Fair Value Measurements (Details Narrative)		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 02, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 02, 2021 $ / shares	Jul. 31, 2020 $ / shares shares	Jun. 30, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative cash liability					$ 933,000,000		$ 180,000,000
Derivative liability		$ 799,954			$ 799,954		9,399,620		$ 9,124,756
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 100.00	$ 25.00			$ 25.00
Fair Value Adjustment of Warrants		$ (2,571,732)	$ (8,651,922)		$ (5,022,288)	$ (20,460,522)	(31,468,270)	$ 1,549,924
Warrants and Rights Outstanding, Term				2 years 10 months							3 years
Proceeds from exercise of pre-funded warrants	$ 20,925				6,566
Contingent consideration		6,192,912			6,192,912		3,328,361		$ 3,148,893
Senior Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative cash liability					933,000,000		933,000,000
Derivative liability		15,230,024			15,230,024
September 2022 Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability		2,267,454			2,267,454		2,070,000
March 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability		172,500			172,500		122,730
Series A and Series B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 1,750.00
Warrant liability		16,777			16,777
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability
Contingent consideration
Fair Value, Inputs, Level 1 [Member] | September 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability							2,070,000
Fair Value, Inputs, Level 1 [Member] | March 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability		172,500			172,500
Fair Value, Inputs, Level 1 [Member] | Series A and Series B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability
Contingent consideration
Fair Value, Inputs, Level 2 [Member] | September 2022 Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member] | March 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member] | Series A and Series B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability		799,954			799,954		9,399,620
Contingent consideration		6,192,912			6,192,912		3,328,361
Fair Value, Inputs, Level 3 [Member] | September 2022 Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability		2,267,454			2,267,454
Fair Value, Inputs, Level 3 [Member] | March 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member] | Series A and Series B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability		$ 16,777			$ 16,777		122,730
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				800.00							800.00
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				183.25							187.40
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				0.28							0.48
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				0							0
Argyll Entertainment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of warrants issued | shares								10,000			10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 800.00			$ 800.00
Fair Value Adjustment of Warrants				$ 3,387,218				$ 5,488,171
Warrant liability				$ 2,100,953			7,480,000
Proceeds from exercise of pre-funded warrants							15,480,000
Proceeds from Warrant Exercises							$ 8,000,000
Argyll Entertainment [Member] | Warrants Holders [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of warrants issued | shares							10,000
Warrant liability							$ 2,738,095